Debt and Credit Agreements - Summary of Basis Spread (Details)	12 Months Ended
Dec. 31, 2021
Prime Rate [Member] | Corporate, Non-Segment [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.275%
Prime Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Prime Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.275%
Prime Rate [Member] | Maximum [Member] | External Credit Rating, Non Investment Grade
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.65%
London Interbank Offered Rate (LIBOR) [Member] | Corporate, Non-Segment [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.275%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.90%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.275%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | External Credit Rating, Non Investment Grade
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.65%
Commonwealth Edison Co [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Commonwealth Edison Co [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
PECO Energy Co [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%
PECO Energy Co [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.90%
Baltimore Gas and Electric Company [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Baltimore Gas and Electric Company [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.90%
Potomac Electric Power Company [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.075%
Potomac Electric Power Company [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.075%
Delmarva Power & Light Company [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Delmarva Power & Light Company [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Atlantic City Electric Company [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.075%
Atlantic City Electric Company [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.075%